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                                 May 27, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attention:   Filing Desk
             Stop 1-4

Re:   Claymore Securities Defined Portfolios, Series 180
                   File No. 333-115446
                   -------------------
Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "REGISTRATION STATEMENT") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration hStatement, was filed electronically with the Commission on May 26, 2004.

                                        CLAYMORE SECURITIES, INC.

                                        BY:  /s/  Nicholas Dalmaso
                                             -----------------------
                                             Senior Managing Director
                                             and General Counsel